FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
13. FINANCIAL INSTRUMENTS

The estimated fair values of the Company’s cash and cash equivalents, term deposits, accounts payable, and amounts payable to related parties approximate their carrying values due to the short-term nature of these instruments. Investment securities are accounted for at fair value based on quoted market prices. The estimated fair value of the royalty receivable approximates its carrying value based on current market rates for similar instruments.

The Company’s financial instruments are exposed to certain financial risk, credit risk, liquidity risk, and market risk.

a)	Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash and cash equivalents and term deposits are exposed to credit risk.

The Company manages this credit risk by maintaining the majority of those instruments at high credit rated Canadian financial institutions.

Concentration of credit risk also exists with respect to the Company’s royalty receivable (see Note 8). The Company’s concentration of credit risk, and maximum exposure thereto, is as follows:

	January 31, 2019	January 31, 2018

Cash and cash equivalents	$8,308,884	$14,321,433
Term deposits	9,656,320	3,694,415
Royalty receivable	3,969,356	3,540,753

Total	$21,934,560	$21,556,601

b)	Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in satisfying financial obligations as they become due.

The Company manages its liquidity risk by forecasting cash flows required by operations and anticipated investing and financing activities. At January 31, 2019, the Company had working capital of $15,094,434 (January 31, 2018 – working capital deficiency of $15,296,877). The Company has cash at January 31, 2019 in the amount of $8,308,884 (January 31, 2018 - $14,321,433) for short-term business requirements. Of this amount, $199,736 has been set aside for the purchases of shares related to the Company’s normal course issuer bid, and is currently being held in the Company’s brokerage account. The Company has access to the cash at any time, and meets the definition of Cash and Cash Equivalents under IAS 7 – Statements of Cash Flows.

At January 31, 2019, the Company had current liabilities of $2,911,800 (January 31, 2018 - $2,839,168). Accounts payable have contractual maturities of approximately 30 days and are subject to normal trade terms. Amounts due to related parties are without stated terms of interest or repayment.

c)	Market risk

Market risk consists of interest rate risk, foreign currency risk, and other price risk. These are discussed further below.

Interest rate risk

Interest rate risk consists of two components:

(i)	To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

(ii)	To the extent that changes in prevailing market rates differ from the interest rate in the Company’s monetary assets and liabilities, the Company is exposed to interest rate price risk.

The Company is exposed to interest rate price risk with respect to cash equivalents and term deposits as they bear interest at market rates. However, given the stated rates of interest are fixed, the Company is not exposed to significant interest rate price risk as at January 31, 2019 and 2018.

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities are denominated in foreign currency.

The Company is exposed to foreign currency risk with respect to cash, royalty receivable and accounts payable, as a portion of these amounts are denominated in US dollars as follows:

	January 31, 2019		January 31, 2018

Cash and cash equivalents	US$	5,842,116	US$	10,125,183
Term deposits		7,360,000		3,005,300
Royalty receivable		2,988,169		2,880,300
Accounts payable		(65)		-
Current income tax liability		(2,160,272)		-

Net exposure	US$	14,029,948	US$	16,010,783

Canadian dollar equivalent		$18,407,291		$19,682,055

Based on the net Canadian dollar denominated asset and liability exposures as at January 31, 2019, a 10% (2018 – 10%) fluctuation in the Canadian/US exchange rates will impact the Company’s net income and comprehensive income by approximately $1,840,729 (2018 - $1,968,206).

The Company manages foreign currency risk by minimizing the value of financial instruments denominated in foreign currency. The Company has not entered into any foreign currency contracts to mitigate this risk.

Other price risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices, other than those arising from interest rate risk or foreign currency risk. The Company is exposed to other price risk with respect to its investment securities, as they are carried at fair value based on quoted market prices.

The Company’s ability to raise capital to fund mineral resource exploration is subject to risks associated with fluctuations in mineral resource prices. Management closely monitors commodity prices, individual equity movements and the stock market to determine the appropriate course of action to be taken by the Company.

d)	Classification of Financial instruments

IFRS 7 Financial Instruments: Disclosures establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable).

The following table sets forth the Company’s financial assets measured at fair value on a recurring basis by level within the fair value hierarchy as at January 31, 2019:

	Level 1	Level 2	Level 3
Cash and cash equivalents	$8,308,884	$-	$-
Term deposits	9,656,320	-	-
Investments	10,280	-	-
	$17,975,484	$-	$-